BASIC AND DILUTED NET LOSS PER SHARE - Additional Information (Detail) - Options For Purchase Of Ordinary Shares [Member] - shares		12 Months Ended
	Apr. 05, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	70,618,999
Warrant [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share		16,231,141	16,231,141	16,231,241
Sponsors earnout shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share		2,402,178	2,402,178	2,402,178
Options and RSUs outstanding [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share		25,029,324	21,389,575	20,147,947